----------------------------------------------------------------------
                                                         ANNUAL REPORT

August 31, 1995




                Neuberger&Berman
                INTERNATIONAL FUND -SM-

TABLE OF CONTENTS

    THE FUND

    CHAIRMAN'S LETTER             4

    PORTFOLIO MANAGER'S
    COMMENTARY                    6

    GROWTH OF A DOLLAR
    CHART                         9
      COMPARISON OF A
      $10,000 INVESTMENT

    FINANCIAL STATEMENTS         10

    FINANCIAL HIGHLIGHTS         17
      PER SHARE DATA

    REPORT OF
    INDEPENDENT AUDITORS         19

    THE PORTFOLIO

    SCHEDULE OF
    INVESTMENTS                  20
      TOP TEN HOLDINGS

    FINANCIAL STATEMENTS         25

    FINANCIAL HIGHLIGHTS         32

    REPORT OF
    INDEPENDENT AUDITORS         33

    DIRECTORY                    34

    OFFICERS AND
    TRUSTEES                     35

CHAIRMAN'S LETTER                                               October 11, 1995

Dear Shareholder,
  Over the last six months, the strong performance of both the stock and bond markets more than compensated for the lackluster results of 1994, when stocks struggled to stay even and bonds had their worst year since 1926.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P 500 INDEX*    MSCI EAFE (INTERNATIONAL)*   MERRILL LYNCH INDEX*
Sep-94               -2.44%                        -3.15%                -2.045%
Oct-94               -0.24%                         0.08%                -2.486%
Nov-94               -3.88%                        -4.74%                -2.717%
Dec-94               -2.45%                        -4.14%                -1.772%
Jan-95                0.07%                        -7.82%                 0.447%
Feb-95                3.98%                        -8.08%                 2.274%
Mar-95                7.04%                        -2.35%                 3.942%
Apr-95               10.19%                         1.32%                 5.637%
May-95               14.60%                         0.12%                11.020%
Jun-95               17.26%                        -1.65%                11.978%
Jul-95               21.15%                         4.48%                11.196%
Aug-95               21.45%                         0.50%                12.606%

         SOURCE: BLOOMBERG FINANCIAL SERVICES

  It now appears that the U.S. economy has reached the long-discussed "soft landing." The term "soft landing" is often used to describe an economy slowing sufficiently to keep inflation in check, but not stalling into a recession.
  While the market continues to reach new highs, some investors are tempted to try their hands at "market timing." It seldom works and shareholders are best served by simply focusing on their long-term objectives. We feel that through careful security selection, opportunities still exist for growth to occur. Internationally, we see good opportunities in markets such as Southeast Asia, and in certain Latin American countries.
  Long term, we believe the market holds opportunity for shareholders that have the discipline to demand value as well as strong growth. The performance of our Portfolios has been aided by several sectors including the Technology and Finance areas. We are now looking for value in the stocks of laggard groups such as Retail, Energy and Insurance.
  Please read the interviews with our portfolio managers and their discussions of their investment strategies over the past fiscal year ended August 31st. If you have any questions, please call us at 800-877-9700. As always, we remain committed to serving your investment needs.

Sincerely,

/s/ Stanley Egener
Stanley Egener
Chairman of the Board
Neuberger&Berman Equity Funds

*The S&P "500" Index is an unmanaged index generally considered to be representative of U.S. stock market activity.

 The MSCI EAFE Index is an unmanaged index generally considered to be representative of international stock market activity.

 The Merrill Lynch 7-10 year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 7 to 10 years.

 Please note that indices do not take into account any fees or expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about these indices are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. Past performance does not guarantee future results.

PORTFOLIO MANAGER'S COMMENTARY
Neuberger&Berman
----------------------------------------------------------------------
          International Fund
FELIX ROVELLI -- PORTFOLIO MANAGER

Q
        WHAT FACTORS INFLUENCED YOUR PORTFOLIO'S PERFORMANCE DURING THE PAST FISCAL YEAR?

A Our Portfolio performed well over the past year, as some rationality returned to the international equity markets.

   We entered the fiscal year with a moderate weighting in Japanese stocks (22% vs. 48% for the EAFE Index), as we believed that the overvaluation of the yen was leading the Japanese economy back into recession, and that earnings estimates would have to be revised downwards drastically. We reduced our exposure later in the year to around 11%, as this assumption proved correct. The Nikkei dramatically declined from the 18,000 level to a low of 14,295 on July 3, a level last seen in the summer of 1992. Since then, we have been increasing our exposure to the technology and semiconductor area, so that our current Japanese weighting stands at around 14%, as of August 31.

   We have also increased our weighting in Europe from approximately 40% to 50% of the Portfolio. European markets performed well, particularly the Nordic countries, the Netherlands and Germany.

   In Asia, outside of Japan, performances were more subdued. Hong Kong followed Wall Street upwards, buoyed mostly by lower interest rates. We have kept our emerging Asian markets allocation at about 20% of the total assets.

   Finally, in Latin America the sky didn't fall. Argentina, while still not out of danger, did not devalue its peso, and a run on the banks has been successfully averted. Mexico's currency has found a stable level from which the economy can start mending, while Chile's economy keeps on growing unabated, with stocks at all time highs.

   Currently, we believe that Argentina and Peru offer the best value. Mexico's problems are not over, but certainly many companies that

----------------------------------------------------------------------
          International Fund (Cont'd)

   are able to export their products have been able to weather the worst of the storm. Chile's excellent performance leaves the market fairly valued, in our opinion, while the jury is still out on Brazil's economy. Over the last 6 months we have increased our weightings in Latin America from 3% to 8% of assets.

   Looking forward, we believe a more benign interest rate environment around the world should continue to sustain equity markets. The Japanese monetary authorities seem to indicate they are finally planning some monetary stimulus and a solution to the banks' bad debt problem. While official statements can lead to temporary rallies, we believe there may be further disillusionment as the magnitude of Japan's structural adjustments require more pain through higher unemployment and opening to foreign competition. The hollowing out of Japan is a long term structural issue that cannot be addressed by simple discount rate cuts. Nevertheless, a number of companies that have invested in global production and are technological leaders appear to be quite attractively priced, especially if the yen strength were to moderate.

   We believe the ongoing shift towards producing in Southeast Asia continues unabated. The markets of Thailand, Malaysia and Indonesia have not performed in line with their economic growth over the last 12 months, and we believe these markets are well-positioned to make up the lost ground over the next few months.

Q
        WHAT ARE SOME EXAMPLES OF STOCKS THAT HAVE POSITIVELY AFFECTED THE PORTFOLIO'S PERFORMANCE?

A Our approach, which is to try and discover value around the world, often leads us to invest in countries that are slightly off the beaten path, and to companies which may not be easily recognized.

   One company that represents an excellent example of this investment strategy and that has performed extremely well is Austria Micro Systems. The company is a leading supplier of logic chips to

PORTFOLIO MANAGER'S COMMENTARY
Neuberger&Berman
----------------------------------------------------------------------
          International Fund (Cont'd)

   the European cellular and automotive industry, and is still a relatively unknown company with excellent fundamentals. It actually came to our attention because it is a supplier to Nokia of Finland, another of our best performing holdings, and today a much better known name by American investors.

   Another stock that has performed well is Thai Farmers Bank, a high quality company and a financial leader in Thailand, a country whose economy is growing at a buoyant 7% rate. In addition, the Bank is one of the largest mutual fund managers in Thailand, and is investing heavily in fee-based businesses. The popularity of these products has contributed to a healthy growth in the Bank's earnings, up 31% in 1994.

Q
        WHAT ARE SOME FACTORS THAT HAVE NEGATIVELY AFFECTED
        YOUR PORTFOLIO?

A The previously mentioned devaluation of the Mexican peso, severely hurt our limited Mexican exposure. Unfortunately, extreme pessimism spread to include, not only Mexico, but all of Latin America and even many Asian markets. Our investments in many of these markets have held back our performance over the last few months.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                 August 31, 1995

----------------------------------------------------------------------

          International Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL           International    EAFE -Registered Trademark- Index
TOTAL RETURN*
1 Year                         +2.60%           +0.79%
Life of Fund                   +6.02%           +3.63%

                            International Fund       EAFE -Registered Trademark- Index
                                   10000                 10000
8/31/94                            10460                 10360
8/31/95                            10732                 10442

   Neuberger&Berman Management Inc. voluntarily bears certain operating expenses of International Fund in excess of 1.70% of average daily net assets. This arrangement will be in effect until December 31, 1996. Absent such reimbursement, the average annual total return of International Fund for the one year ended 8/31/95 and for the period from 6/15/94 to 8/31/95 would have been 2.13% and 5.52%, respectively.

*"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The EAFE-Registered Trademark- Index, also known as the Morgan Stanley Capital International Europe, Australia, Far East Index, is an unmanaged index of over 1,000 foreign stock prices. These data are derived by Neuberger&Berman Management Inc. The index is translated into U.S. dollars and includes reinvestment of all dividends and capital gain distributions. The risks involved in seeking capital appreciation from investments principally in companies based outside the United States are set forth in the prospectus. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman                                                 August 31, 1995
----------------------------------------------------------------------
          International Fund

ASSETS
      Investment in Portfolio, at value (Note A)    $  26,406,055
      Deferred organization costs (Note A)                 75,935
      Receivable for Trust shares sold                     21,999
                                                    -------------
                                                       26,503,989
                                                    -------------
LIABILITIES
      Accrued expenses                                     47,031
      Payable for Trust shares redeemed                    10,980
      Payable to administrator -- net (Note B)             10,342
                                                    -------------
                                                           68,353
                                                    -------------
NET ASSETS at value                                 $  26,435,636
                                                    -------------
NET ASSETS consist of:
      Par value                                     $       2,471
      Paid-in capital in excess of par value           24,907,883
      Accumulated undistributed net investment
        income                                             98,860
      Accumulated net realized losses on
        investment                                     (1,253,377)
      Net unrealized appreciation in value of
        investment                                      2,679,799
                                                    -------------
NET ASSETS at value                                 $  26,435,636
                                                    -------------
SHARES OUTSTANDING
      ($.001 par value; unlimited
        shares authorized)                              2,470,967
                                                    -------------
NET ASSET VALUE, offering and redemption price per
share                                                      $10.70
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman                              For the Year Ended August 31, 1995
----------------------------------------------------------------------
          International Fund

INVESTMENT INCOME
    Investment income from Portfolio (Note A)       $   460,602
                                                    -----------
    Expenses:
      Administration fee (Note B)                       122,725
      Shareholder reports                                56,976
      Legal fees                                         22,111
      Amortization of deferred organization and
        initial offering expenses (Note A)               19,805
      Registration and filing fees                       31,839
      Shareholder servicing agent fees                   25,428
      Custodian fees                                     10,000
      Auditing fees                                       7,800
      Trustees' fees and expenses                         5,507
      Service fees (Note B)                               4,178
      Miscellaneous                                         697
      Expenses from Portfolio (Note A)                  132,192
                                                    -----------
        Total expenses                                  439,258
      Deduct -- expenses reimbursed by
        administrator (Note B)                         (116,746)
                                                    -----------
        Total net expenses                              322,512
                                                    -----------
        Net investment income                           138,090
                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, AND
FINANCIAL FUTURES CONTRACTS FROM PORTFOLIO (NOTE
A)
    Net realized loss on investments                 (1,095,734)
    Net realized gain on foreign currency
      transactions                                        9,443
    Net realized loss on financial futures
      contracts                                        (143,493)
    Change in net unrealized appreciation of
      investments                                     2,335,592
    Net unrealized appreciation of financial
      futures contracts                                 132,195
                                                    -----------
        Net gain on investments, foreign currency
          transactions,
          and financial futures contracts from
          Portfolio (Note A)                          1,238,003
                                                    -----------
        Net increase in net assets resulting from
          operations                                $ 1,376,093
                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          International Fund

                                                        Period from
                                                          June 15,
                                                            1994
                                                        (Commencement
                                                             of
                                              Year      Operations)
                                             Ended           to
                                           August 31,    August 31,
                                              1995          1994
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $    138,090  $    4,902
    Net realized loss on investments
      sold, foreign
      currency transactions, and
      financial futures
      contracts from Portfolio (Note A)     (1,229,784)    (14,460  )
    Change in net unrealized
      appreciation of
      investments, financial futures
      contracts, and
      translation of assets and
      liabilities in foreign
      currencies from Portfolio (Note A)     2,467,787     212,012
                                          --------------------------
    Net increase in net assets resulting
      from operations                        1,376,093     202,454
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (53,265)         --
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               27,432,563   6,003,364
    Proceeds from reinvestment of
      dividends                                 48,345          --
    Payments for shares redeemed            (8,547,388)    (26,530  )
                                          --------------------------
    Net increase from Trust share
      transactions                          18,933,520   5,976,834
                                          --------------------------
NET INCREASE IN NET ASSETS                  20,256,348   6,179,288
NET ASSETS:
    Beginning of year                        6,179,288          --
                                          --------------------------
    End of year                           $ 26,435,636  $6,179,288
                                          --------------------------
    Accumulated undistributed net
      investment income
      at end of year                      $     98,860  $    4,592
                                          --------------------------
NUMBER OF TRUST SHARES:
    Sold                                     2,705,301     593,306
    Issued on reinvestment of dividends          4,883          --
    Redeemed                                  (829,932)     (2,591  )
                                          --------------------------
    Net increase in shares outstanding       1,880,252     590,715
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                                 August 31, 1995

----------------------------------------------------------------------

          Equity Funds
NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: Neuberger&Berman International Fund (the "Fund") is a separate series of Neuberger&Berman Equity Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund had no operations until June 15, 1994 other than matters relating to its organization and its registration as a diversified, open-end management investment company under the 1940 Act and registration of its shares under the 1933 Act and state law. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in the International Portfolio (the "Portfolio") of Global Managers Trust ("Managers Trust"), having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at August 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: Investments in the Portfolio of Managers Trust are valued by Managers Trust as indicated in the notes following the Portfolio's schedule of investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.

4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. Dividends and net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent that the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
       The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period. At August 31, 1995, the unamortized balance of such expenses amounted to $75,935.
6) EXPENSE ALLOCATION: The Fund bears all costs of operations. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of such Funds, except where another more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION AND DISTRIBUTION FEES AND OTHER TRANSACTIONS
       WITH AFFILIATES:
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of
May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.67% (0.63% prior to May 1, 1995) of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Portfolio. (See Note B of Notes to Financial Statements of the Portfolio.) The Agreement provides that if with respect to any fiscal year of the Fund, its total operating expenses plus its pro rata portion of the Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which the Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. The most restrictive expense limitation to which the Fund is currently subject is 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. No reduction in the administration fee as a result of the state expense limitation was required for the year ended August 31, 1995.
   In addition, Management has voluntarily undertaken to reimburse the Fund for its Operating Expenses which exceed, in the aggregate, 1.70% per annum of the Fund's average daily net assets during the period from June 15, 1994 to December 31, 1996 ("Fund Expense Limitation"). The Fund has in turn agreed to repay Management through December 31, 1998, for the excess Operating Expenses Management previously reimbursed to the Fund, so long as the Fund's annual Operating Expenses during that period do not exceed the Fund Expense Limitation. For the year ended August 31, 1995, Management reimbursed the Fund $116,746, pursuant to this undertaking.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger&Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange. Several individuals who are officers and/or trustees of the Trust are also partners of Neuberger and/or officers and/or directors of Management.
   Under a service agreement, which was in effect through April 30, 1995, the Fund had retained Management to provide certain shareholder, shareholder-related and other services not furnished by the shareholder servicing agent. Pursuant to the service agreement the Fund paid Management a monthly fee at the annual rate of 0.04% of the average daily net assets of the Fund as compensation for such services. For the period from September 1, 1994 to April 30, 1995, the Fund paid $4,178 for such services. As of May 1, 1995, the service agreement and the administration agreement were combined into a single agreement with a fee of 0.67%.
   The Fund also has a distribution agreement with Management, which receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Fund.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended August 31, 1995, additions and reductions in the Fund's investment in the Portfolio amounted to $21,184,541 and $2,396,831, respectively.
   At August 31, 1995, the Portfolio's cost of investments for U.S. Federal income tax purposes was $23,416,850. Gross unrealized appreciation of investments was $3,325,213 and gross unrealized depreciation of investments was $824,163, resulting in net unrealized appreciation of $2,501,050, based on cost for U.S. Federal income tax purposes.

NOTE D -- SUBSEQUENT EVENTS:
   The trustees of the Trust have approved a new Administration Agreement, effective November 1, 1995 or such later date as the Portfolio's proposed new Investment Advisory Agreement and Administration Agreement becomes effective. As compensation for its services under the proposed Administration Agreement, the Fund would pay Management a fee at an annual rate of 0.26% of its average daily net assets. The current Fund Expense Limitation will remain in place.

Notice to Shareholders (Unaudited)

   Neuberger&Berman International Fund has elected to pass through to its shareholders the credit for taxes paid to foreign countries. For the fiscal year ended August 31, 1995 the Fund had $38,038 of such credits. In January 1996, each shareholder will receive a 1995 Form 1099 which will provide specific information for preparing tax returns.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          International Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                                                     PERIOD FROM
                                                     YEAR ENDED       JUNE 15,
                                                     AUGUST 31,      1994(1) TO
                                                        1995       AUGUST 31, 1994
                                                    ------------------------------
Net Asset Value, Beginning of Year                      $ 10.46        $ 10.00
                                                    ------------------------------
Income From Investment Operations
    Net Investment Income                                   .06            .01
    Net Gains or Losses on Securities (both
     realized and unrealized)                               .21            .45
                                                    ------------------------------
      Total From Investment Operations                      .27            .46
                                                    ------------------------------
Less Distributions
    Dividends (from net investment income)                 (.03)            --
                                                    ------------------------------
Net Asset Value, End of Year                            $ 10.70        $ 10.46
                                                    ------------------------------
Total Return+                                             +2.60%         +4.60%(2)
                                                    ------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)               $  26.4        $   6.2
                                                    ------------------------------
    Ratio of Expenses to Average Net Assets(3)             1.70%          1.70%(4)
                                                    ------------------------------
    Ratio of Net Income to Average Net Assets(3)            .73%           .57%(4)
                                                    ------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                 August 31, 1995

----------------------------------------------------------------------

          International Fund
1) The date investment operations commenced.
2) Not annualized.
3) After reimbursement of expenses by the administrator as described in Note B of Notes to Financial Statements. Had the administrator not undertaken such action the annualized ratios of expenses and net investment income (loss) to average daily net assets would have been 2.31% and .12%, respectively, for the year ended August 31, 1995 and 2.50% and (.23%), respectively, for the period ended August 31, 1994.
4) Annualized.
+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year, and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would be lower if Management and/or BNP-N&B Global Asset Management L.P. had not reimbursed certain expenses.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees
Neuberger&Berman Equity Funds and Shareholders of Neuberger&Berman International Fund

   We have audited the accompanying statement of assets and liabilities of the Neuberger&Berman International Fund, one of the series comprising Neuberger& Berman Equity Funds (the "Trust"), as of August 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year ended August 31, 1995 and the period from June 15, 1994 (commencement of operations) to August 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger&Berman International Fund at August 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year ended August 31, 1995 and the period from June 15, 1994 (commencement of operations) to August 31, 1994, in conformity with generally accepted accounting principles in the United States.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
October 6, 1995

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
          International Portfolio

                                         TOP TEN EQUITY HOLDINGS
      ---------------------------------------------------------------------------------------------
     HOLDING                                       COUNTRY      INDUSTRY                   PERCENTAGE
 1.  Tarkett AG                                Germany          Consumer Goods & Services     2.4%
 2.  Austria Mikro Systeme International       Austria          Electronics                   2.1%
 3.  Compania Peruana de Telefonos "B"         Peru             Telecommunications            1.8%
 4.  Philips Electronics                       Netherlands      Electronics                   1.5%
 5.  SAP AG (Pfd.)                             Germany          Technology                    1.4%
 6.  NEC Corp.                                 Japan            Electronics                   1.4%
 7.  Kyocera Corp.                             Japan            Electronics                   1.3%
 8.  L.M. Ericsson Telephone ADR               Sweden           Telecommunications            1.3%
 9.  Tokyo Electron                            Japan            Electronics                   1.2%
10.  Hunter Douglas                            Netherlands      Building Materials            1.1%

  Number                                                   Market
of Shares                                                 Value(1)
----------                                            -----------------
COMMON STOCKS (92.3%)
ARGENTINA (0.9%)
     4,000  Buenos Aires Embotelladora ADR            $          95,000
     2,000  Central Costanera ADR                                51,540(2)
     4,000  Telefonica de Argentina ADR                          99,000
                                                      -----------------
                                                                245,540
                                                      -----------------
AUSTRALIA (1.4%)
    10,274  Broken Hill Proprietary                             149,078
     5,000  News Corp. ADR                                      113,750
     2,900  Westpac Banking ADR                                  54,375
    13,000  Westpac Banking                                      48,868
                                                      -----------------
                                                                366,071
                                                      -----------------
AUSTRIA (2.1%)
     3,200  Austria Mikro Systeme International                 561,306
                                                      -----------------
BELGIUM (0.4%)
     1,000  Barco Industries                                    107,479
                                                      -----------------
BRAZIL (0.8%)
     9,666  Aracruz Celulose ADR                                115,992
     7,400  Rhodia-Ster S.A. GDR                                 99,900(2)
                                                      -----------------
                                                                215,892
                                                      -----------------
CHILE (1.3%)
    19,000  Banco Osorno Y La Union ADR                         282,625
     1,500  Quimica Y Minera ADR                                 69,750
                                                      -----------------
                                                                352,375
                                                      -----------------
CHINA (0.2%)
   149,000  Qingling Motors                                      38,977
                                                      -----------------

  Number                                                   Market
of Shares                                                 Value(1)
----------                                            -----------------
DENMARK (0.6%)
     6,000  Tele Danmark ADR                          $         159,750
                                                      -----------------
FINLAND (2.2%)
     9,000  Aamulehti
             Yhtymae OY-II                                      168,220(2)
    18,000  Kemira OY                                           141,551
     3,000  Metra OY "B"                                        127,875
     2,200  Nokia AB "A"                                        151,945
                                                      -----------------
                                                                589,591
                                                      -----------------
FRANCE (4.5%)
     1,500  B.I.S. SA                                           139,423(3)
       660  Bouygues                                             80,312
       990  Chargeurs                                           214,253
       976  Cie Generale des Eaux                               103,291
       800  Compagnie de Saint Gobain                           101,629
     2,600  Credit Local de France                              220,025
       650  Elf Gabon                                           100,480
       900  PSA Peugeot Citroen                                 118,970
     2,000  SGS Thomson Microelectronics                         95,921(3)
                                                      -----------------
                                                              1,174,304
                                                      -----------------
GERMANY (4.9%)
       400  Hoechst AG                                           96,327
       527  Mannesmann AG                                       166,342
     5,000  SGL Carbon                                          273,254(3)
    25,000  Tarkett AG                                          637,138(2,3)
       570  Thyssen AG                                          111,165(3)
                                                      -----------------
                                                              1,284,226
                                                      -----------------
HONG KONG (3.9%)
   124,000  ASM Pacific Technology                              114,533
   150,000  First Pacific                                       155,988

                                                                 August 31, 1995
--------------------------------------------------------------------------------

          International Portfolio (Cont'd)

  Number                                                   Market
of Shares                                                 Value(1)
----------                                            -----------------
    11,200  HSBC Holdings PLC                         $         150,471
    34,000  Hutchison Whampoa                                   163,829
   374,000  Manhattan Card                                      149,774
    29,500  Swire Pacific "A"                                   221,031
    45,000  Varitronix International                             83,419
                                                      -----------------
                                                              1,039,045
                                                      -----------------
INDIA (0.7%)
     6,000  Bajaj Auto GDR                                      180,780(2,3)
                                                      -----------------
INDONESIA (2.9%)
    60,000  Bakrie & Brothers - Foreign                         116,479
    20,000  Hanjaya Mandala Sampoerna - Foreign                 189,720
     6,000  Indosat ADR                                         210,750
    24,000  Kalbe Farma - Foreign                                99,007
    82,500  Matahari Putra Prima - Foreign                      149,239
                                                      -----------------
                                                                765,195
                                                      -----------------
IRELAND (2.1%)
    30,000  CRH PLC                                             207,784
    15,136  Greencore Group PLC                                 113,937
    44,000  Powerscreen International PLC                       237,653
                                                      -----------------
                                                                559,374
                                                      -----------------
ISRAEL (0.4%)
     3,000  Teva Pharmaceutical ADR                             113,625
                                                      -----------------
ITALY (2.1%)
    25,000  Fiat S.p.A.                                          91,775
    21,000  Italcementi Fabbriche Riunite                       146,802
    90,000  Pirelli S.p.A.                                      124,623(3)
    58,000  Telecom Italia                                       93,163
    58,000  Telecom Italia Mobile                                85,488(3)
                                                      -----------------
                                                                541,851
                                                      -----------------
JAPAN (14.3%)
    10,000  Arcland Sakamoto                                    163,649
     1,000  Autobacs Seven                                      103,304
     4,000  Bandai Co.                                          145,239
     4,000  Best Denki                                           62,596
    10,000  Calsonic Corp.                                       79,472
     5,000  Fanuc                                               228,598
     5,000  Hitachi Ltd.                                         54,720
     2,000  Ito Yokado                                          106,577
     9,000  JACCS Co.                                            83,952
     1,000  Japan Associated Finance                            103,304
     4,000  Kyocera Corp.                                       353,483
     6,000  Matsushita Electric Industrial                       93,894
     5,000  Mitsubishi Trust & Banking                $          83,359
    28,000  NEC Corp.                                           366,575
    15,000  Nikon Corp.                                         205,584
     2,400  Nissen Co.                                           69,960
     2,000  Sega Enterprises                                     86,939
    10,000  77 Bank                                              97,576
     8,000  Sharp Corp.                                         113,736
     7,000  Shin-Etsu Chemical                                  139,613
     3,000  Shinkawa                                            112,304
     2,000  SMC Corp.                                           121,305
     1,800  Sony Corp.                                           98,312
    10,000  Tachi-S                                              91,644
     8,000  Tokyo Electron                                      322,389
     4,000  Tokyo Ohka Kogyo                                    128,465
     2,000  Towa Pharmaceutical                                 105,349
     1,000  Zenrin Co.                                           59,323
                                                      -----------------
                                                              3,781,221
                                                      -----------------
KOREA (3.1%)
     3,550  Daelim Industrial                                    77,593(3)
       852  Daelim Industrial New                                16,529(3)
     2,400  Inchon Iron & Steel                                  88,463(3)
        10  Korea 1990 Trust IDR                                 43,000(3)
     2,200  Korea Electric Power                                 77,393(3)
     2,900  L.G. Electronics                                     89,640(3)
       169  L.G. Electronics New                                  1,306(3)
     1,100  Samsung Electronics                                 199,172(3)
       148  Samsung Electronics New                              26,415(3)
        15  Samsung Electronics New 3                             2,580(3)
     1,000  Shinsegae Department Store                           69,322(3)
       302  Shinsegae New                                        19,529(3)
     2,400  Yukong Ltd.                                          86,912
       287  Yukong Ltd. New                                      10,393
                                                      -----------------
                                                                808,247
                                                      -----------------
MALAYSIA (3.0%)
    24,000  Ekran                                                72,144
    16,000  Genting                                             141,723
    36,000  Land & General Holdings                             115,431
    21,000  Malayan Banking                                     172,545
    34,000  Sime Darby                                           86,533
    12,000  Telekom Malaysia                                     84,168
    20,000  YTL Corp.                                           109,820(2)
                                                      -----------------
                                                                782,364
                                                      -----------------
MEXICO (2.6%)
    10,000  ALFA, SA "A"                                        137,052
    40,000  Cementos de Mexico "B"                              183,904(3)
     5,000  Coca-Cola FEMSA ADR                                 115,625

SCHEDULE OF INVESTMENTS

----------------------------------------------------------

          International Portfolio (Cont'd)

  Number                                                   Market
of Shares                                                 Value(1)
----------                                            -----------------
    50,000  Fomento Economico Mexicano "B"            $         137,849
   300,000  Grupo Financiero Bancomer "B"                       120,000(3)
                                                      -----------------
                                                                694,430
                                                      -----------------
NETHERLANDS (5.2%)
     2,000  Akzo Nobel ADR                                      118,000
    12,520  Elsevier N.V.                                       158,356
     2,537  Getronics N.V.                                      108,762
     6,000  Hunter Douglas                                      301,368
     8,750  Philips Electronics                                 392,673
     8,210  Royal PTT Nederland                                 283,069
                                                      -----------------
                                                              1,362,228
                                                      -----------------
NEW ZEALAND (0.7%)
     2,500  Fletcher Challenge ADR                               68,125
     2,000  Telecom of New Zealand ADR                          127,750
                                                      -----------------
                                                                195,875
                                                      -----------------
NORWAY (2.4%)
     2,000  Hafslund Nycomed ADR                                 48,000
     3,800  Kvaerner AS "B" Free                                140,949
     3,800  Nera AS                                             123,479
     4,000  Norske Skogindustrier "A"                           125,614
     6,000  Petroleum Geo-Services ADR                          153,750(3)
     2,000  Scandinavian Broadcasting System                     54,250(3)
                                                      -----------------
                                                                646,042
                                                      -----------------
PERU (2.0%)
     8,247  Banco Wiese ADR                                      57,729
   243,000  Compania Peruana de Telefonos "B"                   475,388(3)
                                                      -----------------
                                                                533,117
                                                      -----------------
PHILIPPINES (2.1%)
    15,000  Benpres Holdings GDR                                105,000(2,3)
   246,000  International Container Terminal
             Services                                           154,224(3)
   270,000  JG Summit Holdings "A"                               82,292
   690,300  SM Prime Holdings                                   221,045(3)
                                                      -----------------
                                                                562,561
                                                      -----------------
SINGAPORE (1.4%)
    44,000  Elec & Eltek International                           87,560
    11,000  Keppel Corp.                                         88,235
     6,000  Singapore Press Holdings                             82,747
    12,000  United Overseas Bank - Foreign                      103,856
                                                      -----------------
                                                                362,398
                                                      -----------------
SPAIN (1.5%)
       770  Acerinox SA                               $          98,046
     7,000  Amper SA                                             86,230(3)
     1,300  Empresa Nacional de Electricidad ADR                 67,275
     3,500  Telefonica de Espana ADR                            142,187
                                                      -----------------
                                                                393,738
                                                      -----------------
SWEDEN (4.8%)
       800  Asea ADR                                             70,700
     9,200  Astra "B"                                           298,824
     4,000  Atlas Copco "A"                                      62,221
     2,000  Autoliv                                             120,878
     3,000  Elekta Instrument "B"                               115,944
    16,000  L.M. Ericsson Telephone ADR                         342,000
     5,000  SKF ADR                                             101,875
     4,000  WM-Data "B"                                         142,532
                                                      -----------------
                                                              1,254,974
                                                      -----------------
SWITZERLAND (3.3%)
       100  Ascom Holding                                       113,278(3)
       360  Holderbank Financiere Glaris "B"                    282,324
        28  Roche Holding                                       187,519
       240  Sandoz AG                                           173,079
     1,000  Von Moos Holding                                    124,481(3)
                                                      -----------------
                                                                880,681
                                                      -----------------
TAIWAN (0.7%)
     2,300  Asia Cement GDS                                      45,149(3)
     4,000  China Steel GDR                                      78,000
     6,000  R O C Taiwan Fund                                    62,250(3)
                                                      -----------------
                                                                185,399
                                                      -----------------
THAILAND (2.4%)
     6,200  Bangkok Bank - Foreign                               69,274
    43,500  Sahaviriya Steel Industry - Foreign                  86,792(3)
     3,700  Shinawatra Computer - Foreign                        85,339
       800  Siam Cement - Foreign                                54,525
    18,800  TelecomAsia Corp. - Foreign                          60,391(3)
     2,000  Thai-Euro Fund IDR                                   67,000(3)
    12,000  Thai Farmers Bank - Foreign                         116,840
         1  The Thailand International Fund                      31,500(3)
     4,000  United Communications - Foreign                      54,270
                                                      -----------------
                                                                625,931
                                                      -----------------

                                                                 August 31, 1995
--------------------------------------------------------------------------------

          International Portfolio (Cont'd)

  Number                                                   Market
of Shares                                                 Value(1)
----------                                            -----------------
UNITED KINGDOM (11.4%)
     1,000  British Petroleum ADR                     $          90,125
    10,500  Cable & Wireless ADR                                206,063
    10,250  Carlton Communications PLC                          165,451
    40,000  Dixons Group PLC                                    209,530
    10,500  GKN PLC                                             127,359
    62,000  McBride PLC                                         202,080(3)
     3,500  Smithkline Beecham ADR                              156,625
    20,100  Southern Electric PLC                               246,765
    10,000  Tele-Communications International                   156,250(3)
     9,000  TeleWest Communications ADR                         217,125(3)
     8,500  Thorn EMI PLC                                       194,921
   109,237  TLG PLC                                             288,224(2)
    35,186  Tomkins PLC                                         136,255
    12,000  Videotron Holdings ADR                              175,500(3)
     2,200  Vodafone Group ADR                                   92,125
    75,000  WPP Group PLC                                       189,741
     3,000  Zeneca Group ADR                                    155,250
                                                      -----------------
                                                              3,009,389
                                                      -----------------
            TOTAL COMMON STOCKS (COST $22,225,217)           24,373,976
                                                      -----------------
PREFERRED STOCKS (2.4%)
       300  Bayerische Motoren Werke, Germany                   117,956
     2,000  Nokia Corp. ADR, Finland                            138,750
     2,500  SAP AG, Germany                                     370,017
                                                      -----------------
            TOTAL PREFERRED STOCKS (COST $319,355)              626,723
                                                      -----------------
WARRANTS (0.4%)
     1,000  Bank Julius Baer - W95 Merck AG,
             Switzerland, expire 9/20/95                        103,735(3)
     1,800  Holderbank CW95, Switzerland, expire
             12/20/95                                 $           2,241(3)
       400  Thai Euro Fund, Thailand, expire 3/31/98              1,333(3)
                                                      -----------------
            TOTAL WARRANTS (COST $80,618)                       107,309
                                                      -----------------
RIGHTS (0.0%)
       770  Acerinox SA, Spain, expire 9/15/95 (COST
             $0)                                                  9,639(3)
                                                      -----------------

Principal
  Amount
----------
CONVERTIBLE BONDS (0.2%)
$   36,000  United Micro Electronics, Cv. Unsub.
             Notes, 1.25%, due 6/8/04 (COST $47,160)             60,210(2)
                                                      -----------------
U.S. TREASURY SECURITIES (2.8%)
$  745,000  U.S. Treasury Bills,
             5.15% - 5.36%,
             due 9/7/95 - 10/26/95
             (COST $740,043)                                    740,043(4)
                                                      -----------------
            TOTAL INVESTMENTS (98.1%)
             (COST $23,412,393)                              25,917,900
            Cash, receivables and other assets, less
             liabilities (1.9%)                                 488,157
                                                      -----------------
            TOTAL NET ASSETS (100.0%)                 $      26,406,057
                                                      -----------------

NOTES TO SCHEDULE OF INVESTMENTS
                                                                 August 31, 1995

----------------------------------------------------------------------

          International Portfolio
1) Investment securities of the Portfolio are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates.
2) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At August 31, 1995, these securities amounted to $1,700,832 or 6.4% of net assets.
3) Non-income producing security.
4) At cost, which approximates market value.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                                                 August 31, 1995
----------------------------------------------------------------------
          International Portfolio

ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments     $  25,917,900
      Cash                                                  6,274
      Receivable for securities sold                      924,209
      Dividends and interest receivable                    61,826
      Deferred organization costs (Note A)                 44,086
      Net receivable for foreign currency exchange
        contracts sold (Note C)                            42,999
      Receivable from investment adviser -- net
        (Note B)                                            2,525
                                                    -------------
                                                       26,999,819
                                                    -------------
LIABILITIES
      Payable for securities purchased                    528,254
      Accrued expenses                                     55,516
      Payable to administrator (Note B)                     8,492
      Payable for variation margin (Note A)                 1,500
                                                    -------------
                                                          593,762
                                                    -------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS                                         $  26,406,057
                                                    -------------
NET ASSETS consist of:
      Paid-in capital                               $  23,726,258
      Net unrealized appreciation in value of
        investments, foreign currency contracts,
        financial futures contracts, and
        translation of assets and liabilities in
        foreign currencies                              2,679,799
                                                    -------------
NET ASSETS                                          $  26,406,057
                                                    -------------
*Cost of investments                                $  23,412,393
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
                                              For the Year Ended August 31, 1995
----------------------------------------------------------------------
          International Portfolio

INVESTMENT INCOME
    Income:
      Dividend income                               $   332,656
      Interest income                                   165,984
      Foreign taxes withheld (Note A)                   (38,038)
                                                    -----------
        Total income                                    460,602
                                                    -----------
    Expenses:
      Administration fee (Note B)                       100,000
      Investment advisory fee (Note B)                   94,422
      Custodian fees                                     83,991
      Legal fees                                         61,580
      Auditing fees                                      30,000
      Trustees' fees and expenses                        28,021
      Amortization of deferred organization and
        initial offering expenses (Note A)               11,637
      Accounting fees                                    10,000
      Miscellaneous                                       2,903
                                                    -----------
        Total expenses                                  422,554
      Deduct -- expenses reimbursed by investment
        adviser (Note B)                               (290,362)
                                                    -----------
        Total net expenses                              132,192
                                                    -----------
        Net investment income                           328,410
                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, AND
FINANCIAL FUTURES CONTRACTS
    Net realized loss on investments sold            (1,095,734)
    Net realized gain on foreign currency
      transactions (Note A)                               9,443
    Net realized loss on financial futures
      contracts (Note A)                               (143,493)
    Change in net unrealized appreciation of
      investments and translation of assets and
      liabilities in foreign currencies               2,335,592
    Net unrealized appreciation of financial
      futures contracts (Note A)                        132,195
                                                    -----------
        Net gain on investments, foreign currency
          transactions, and financial futures
          contracts                                   1,238,003
                                                    -----------
        Net increase in net assets resulting from
          operations                                $ 1,566,413
                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          International Portfolio

                                                        Period from
                                                          June 15,
                                                            1994
                                                        (Commencement
                                                             of
                                                        Operations)
                                           Year Ended        to
                                           August 31,    August 31,
                                              1995          1994
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $    328,410  $   13,612
    Net realized loss on investments
      sold, foreign currency
      transactions, and financial
      futures contracts                     (1,229,784)    (14,460  )
    Change in net unrealized
      appreciation of investments,
      financial futures contracts, and
      translation of assets and
      liabilities in foreign currencies      2,467,787     212,012
                                          --------------------------
    Net increase in net assets resulting
      from operations                        1,566,413     211,164
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
    Additions                               21,184,541   5,844,715
    Reductions                              (2,396,831)     (3,945  )
                                          --------------------------
    Net increase in net assets resulting
      from transactions in
      investors' beneficial interests       18,787,710   5,840,770
                                          --------------------------
NET INCREASE IN NET ASSETS                  20,354,123   6,051,934
NET ASSETS:
    Beginning of year                        6,051,934          --
                                          --------------------------
    End of year                           $ 26,406,057  $6,051,934
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1995

----------------------------------------------------------------------

          Global Managers Trust
NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
 1) GENERAL: International Portfolio (the "Portfolio") is a separate series of Global Managers Trust ("Managers Trust"), a New York common law trust organized as of March 18, 1994, with its principal office in the Cayman Islands. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Managers Trust currently has only one portfolio. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.
 2) PORTFOLIO VALUATION: Investments are valued as indicated in the notes following the Portfolio's schedule of investments.
 3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends, and interest income, including accretion of discount on short-term investments (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities and foreign currency transactions are recorded on the basis of identified cost.
 4) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
 5) FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, or to increase or decrease its exposure to a currency other than U.S. dollars. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gains on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if a counterparty to the contracts were unable to meet the terms of its contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio is determined using forward currency exchange rates supplied by an independent pricing service.
 6) TAXES: There is, at present, no direct taxation in the Cayman Islands, and therefore interest, dividends and capital gains derived by Managers Trust are not subject to taxes in that jurisdiction.
 7) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
 8) ORGANIZATION EXPENSES: Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five-year period. At August 31, 1995, the unamortized balance of such expenses amounted to $44,086.
 9) EXPENSE ALLOCATION: The Portfolio bears all costs of operations. Expenses incurred by Managers Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios, except where another more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.
10) FINANCIAL FUTURES CONTRACTS: The Portfolio may buy and sell financial futures contracts for hedging and non-hedging purposes. At the time the Porfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
       Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

       At August 31, 1995, open positions in financial futures contracts for the Portfolio were as follows:

                                                                  UNREALIZED
  EXPIRATION            OPEN CONTRACTS            POSITION       APPRECIATION
------------------------------------------------------------------------------
September 1995         12 Nikkei Futures            Long              $132,195

       At August 31, 1995, the Portfolio had deposited cash in a segregated account with the broker in the amount of $125,000 to cover margin requirements on open financial futures contracts.

NOTE B -- ADMINISTRATION AND ADVISORY FEES AND OTHER TRANSACTIONS WITH
          AFFILIATES:
   The Portfolio retains BNP-N&B Global Asset Management L.P. ("BNP-N&B Global"), a partnership jointly owned by Banque Nationale de Paris ("BNP") and Neuberger&Berman, L.P. ("Neuberger"), as its investment adviser under an Investment Advisory Agreement dated as of June 15, 1994. For such investment advisory services, the Portfolio pays BNP-N&B Global a fee at the annual rate of 0.50% of the first $250 million of the Portfolio's average daily net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; and 0.425% of average daily net assets in excess of $750 million. The Portfolio retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement dated as of June 15, 1994. For such administrative services, the Portfolio pays Management a fee at the annual rate of 0.10% of the first $250 million of the Portfolio's average daily net assets; 0.08% of the next $250 million; 0.06% of the next $250 million; and 0.04% of average daily net assets in excess of $750 million. The minimum administration fee is $100,000 per annum.
   BNP-N&B Global has voluntarily undertaken to reimburse the Portfolio for its operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") that exceed 0.70% per annum of the Portfolio's average daily net assets during the period from June 15, 1994 to December 31, 1996. The Portfolio has in turn agreed to repay BNP-N&B Global through December 31, 1998, for the excess Operating Expenses BNP-N&B Global previously reimbursed to the Portfolio, so long as the Neuberger&Berman International Fund's annual Operating Expenses during that period do not exceed its expense limitation. During the year ended August 31, 1995, BNP-N&B Global reimbursed the Portfolio $290,362 pursuant to this undertaking.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger, a member firm of The New York Stock Exchange. One individual who is an officer and trustee of Managers Trust is also a partner of Neuberger and an officer and director of Management.

NOTE C -- SECURITIES TRANSACTIONS:
   During  the  year  ended  August  31,  1995,  there  were  purchase  and sale transactions (excluding short-term securities, forward foreign currency contracts, and financial futures contracts) of $24,947,019 and $6,650,211, respectively. Brokerage commissions on securities transactions amounted to $128,324, of which Neuberger, BNP and other brokers received $4,110, $0, and $124,214, respectively.
   At August 31, 1995, the Portfolio had entered into various contracts to deliver currencies at specified future dates. Open contracts were as follows:

                            IN                              NET UNREALIZED
            CONTRACTS    EXCHANGE   SETTLEMENT               APPRECIATION
  SALES     TO DELIVER     FOR         DATE       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------
   GBP        638,529   $1,000,000    9/15/95   $  990,368  $      9,632

   FRF      4,919,700    1,013,138    11/9/95      974,607        38,531
    DM      1,433,800      974,844   11/22/95      980,008        (5,164   )
                        ----------              ---------------------------
                        $2,987,982              $2,944,983  $     42,999
                        ----------              ---------------------------

NOTE D -- SUBSEQUENT EVENTS:
   BNP-N&B Global has advised Management that it intends to terminate the Investment Advisory Agreement effective November 1, 1995. At a special meeting on August 8, 1995, the trustees of Managers Trust have approved Management as the investment manager of the Portfolio and Neuberger as the sub-adviser to the Portfolio, effective November 1, 1995 or such later date as the actions are approved by the interestholders of Managers Trust. As full compensation for the proposed new services provided under the Investment Advisory Agreement and Administration Agreement ("Management Agreement"), the Portfolio would pay Management a fee at the annual rate of .85% of the first $250 million of average daily net assets; .825% of the next $250 million; .80% of the next $250 million;
 .775% of the next $250 million; .75% of the next $500 million; and .725% of average daily net assets in excess of $1.5 billion. In addition, Management has notified the Portfolio that it intends to terminate the Administration Agreement effective November 1, 1995. Necessary administration services would be provided to the Portfolio by Management under the proposed new Management Agreement. Under the new Administration Agreement, the current expense limitation will be terminated.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          International Portfolio

                                                                      PERIOD FROM
                                                                     JUNE 15, 1994
                                                                     (COMMENCEMENT
                                                                           OF
                                                      YEAR ENDED     OPERATIONS) TO
                                                      AUGUST 31,       AUGUST 31,
                                                         1995             1994
                                                      -----------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses(1)                                             .70%            .70%(2)
                                                      -----------------------------
    Net investment income(1)                               1.74%           1.63%(2)
                                                      -----------------------------
Portfolio Turnover Rate                                      41%              5%
                                                      -----------------------------
Net Assets, End of Year (in millions)                     $26.4            $6.1
                                                      -----------------------------

1) After reimbursement of expenses by the investment adviser as described in Note B of Notes to Financial Statements. Had the investment adviser not undertaken such action the annualized ratios of expenses and net investment income (loss) to average daily net assets would have been 2.24% and .20%, respectively, for the year ended August 31, 1995, and 2.50% and (.17%), respectively, for the period ended August 31, 1994.

2) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees
Global Managers Trust and Owners of Beneficial Interest of International
Portfolio

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the International Portfolio, a series of Global Managers Trust (the "Trust"), as of August 31, 1995, and the related statements of operations for the year then ended and changes in net assets and financial highlights for the year then ended and the period from June 15, 1994 (commencement of operations) to August 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Portfolio at August 31, 1995, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year then ended and the period from June 15, 1994 (commencement of operations) to August 31, 1994, in conformity with accounting principles generally accepted in the United States.

                                                                     [SIGNATURE]
                                                               /s/ ERNST & YOUNG

Grand Cayman,
Cayman Islands
October 6, 1995

DIRECTORY

DIRECTORY
INVESTMENT ADVISER
BNP-N&B Global Asset
 Management L.P.
605 Third Avenue, 39th Floor
New York, NY 10158-3698
212-476-5529

ADMINISTRATOR AND DISTRIBUTOR
Neuberger&Berman
 Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services
800-366-6264

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 M Street, NW
Washington, DC 20036-5891

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and
 Trust Company
225 Franklin Street
Boston, MA 02110

Address correspondence to:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403
800-225-1596

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Ernst & Young
One Capital Place
Shedden Road
George Town
Grand Cayman, Cayman Islands

Neuberger&Berman Management Inc. and Neuberger&Berman International Fund are service marks of
Neuberger&Berman Management Inc.
-C- 1995 Neuberger&Berman Management Inc.

OFFICERS AND TRUSTEES

NEUBERGER&BERMAN
EQUITY FUNDS
Stanley Egener
 CHAIRMAN OF THE BOARD
 AND TRUSTEE

Lawrence Zicklin
 PRESIDENT AND TRUSTEE

Faith Colish
 TRUSTEE

Donald M. Cox
 TRUSTEE

Alan R. Gruber
 TRUSTEE

Howard A. Mileaf
 TRUSTEE

Edward I. O'Brien
 TRUSTEE

John T. Patterson, Jr.
 TRUSTEE

John P. Rosenthal
 TRUSTEE

Cornelius T. Ryan
 TRUSTEE

Gustave H. Shubert
 TRUSTEE

Daniel J. Sullivan
 VICE PRESIDENT

Michael J. Weiner
 VICE PRESIDENT

Richard Russell
 TREASURER

Claudia A. Brandon
 SECRETARY

Stacy Cooper-Shugrue
 ASSISTANT SECRETARY

C. Carl Randolph
 ASSISTANT SECRETARY

GLOBAL MANAGERS
TRUST
Stanley Egener
 CHAIRMAN OF THE BOARD
 AND TRUSTEE

Lawrence Zicklin
 PRESIDENT

Howard A. Mileaf
 TRUSTEE

John T. Patterson, Jr.
 TRUSTEE

John P. Rosenthal
 TRUSTEE

Daniel J. Sullivan
 VICE PRESIDENT

Michael J. Weiner
 VICE PRESIDENT

Richard Russell
 TREASURER

Jacqueline Henning
 ASSISTANT TREASURER

Claudia A. Brandon
 SECRETARY

Stacy Cooper-Shugrue
 ASSISTANT SECRETARY

Lenore Joan McCabe
 ASSISTANT SECRETARY

C. Carl Randolph
 ASSISTANT SECRETARY

Neuberger&Berman Management Inc.

   605 THIRD AVENUE 2ND FLOOR
   NEW YORK, NY 10158-0180
   SHAREHOLDER SERVICES
   800.877.9700
   INSTITUTIONAL SERVICES
   800.366.6264


Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general infor-mation of shareholders and is not an offer of shares of the Fund.
Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

              PRINTED ON RECYCLED PAPER
(recycle logo)                                            NBITAR040895
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